Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000000294 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000000294 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000294 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000294 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000000294 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000294 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000294 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000294 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000000294 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000000294 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000000294 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000294 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000000294 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000294 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000294 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000294 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000294 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000294 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000294 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000294 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000294 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000294 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000294 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000294 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000294 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000294 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000172467 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000172467 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000172467 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000172467 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000172467 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000172467 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000172467 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000172467 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000172467 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000172467 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000172467 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172467 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000172467 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172467 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172467 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172467 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172467 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000172467 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000172467 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172467 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000172467 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000172467 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172467 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172467 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172467 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172467 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000172467 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000295 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000000295 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000000295 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000000295 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000000295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000000295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000000295 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000000295 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000000295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000000295 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000000295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000000295 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172468 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000172468 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000172468 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000172468 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000172468 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000172468 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000172468 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000172468 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000172468 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000172468 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000172468 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000172468 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000172468 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000172468 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000172468 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172468 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172468 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000172468 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000172468 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172468 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000172468 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000172468 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000172468 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000296 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000000296 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000000296 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000000296 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000000296 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000000296 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000000296 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000000296 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000000296 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000000296 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000000296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000000296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000000296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000296 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.